PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2022 and 2021:

	Pension benefits		Postretirement benefits
	2022	2021	2022	2021
Change in benefit obligations
Benefit obligations at the beginning of the year	$659.0	$686.4	$38.9	$46.0
Service costs	22.7	27.0	0.9	1.7
Interest costs	17.4	18.9	1.0	1.2
Plan participants’ contributions	4.7	5.4	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(215.2)	(74.6)	(12.6)	(5.5)
Demographic assumptions	—	11.3	(2.4)	—
Participant experience	3.5	3.3	(6.2)	—
Benefits and settlements paid	(37.5)	(19.7)	(0.7)	(0.7)
Plan amendments and other	—	1.0	(1.9)	(3.8)
Benefit obligations at the end of the year	$454.6	$659.0	$17.0	$38.9

	Pension benefits		Postretirement benefits
	2022	2021	2022	2021
Change in plan assets
Fair value of plan assets at the beginning of the year	$607.7	$536.3	$—	$—
Actual return on plan assets	(69.3)	57.0	—	—
Employer contributions	22.7	29.3	0.7	0.7
Plan participants’ contributions	4.7	5.4	—	—
Benefits and settlements paid	(37.5)	(19.7)	(0.7)	(0.7)
Administrative fees	(0.7)	(0.6)	—	—
Fair value of plan assets at the end of the year	$527.6	$607.7	$—	$—

Schedule of fair value of plan assets

	2022	2021
Equity securities:
Canadian	18.3%	21.0%
Foreign	26.2	30.2
Debt securities	36.4	39.5
Other	19.1	9.3
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2022	2021	2022	2021
Benefit obligations	$(454.6)	$(659.0)	$(17.0)	$(38.9)
Fair value of plan assets	527.6	607.7	–	–
Plan surplus (deficit)	73.0	(51.3)	(17.0)	(38.9)
Asset limit and minimum funding adjustment	(70.7)	–	–	–
Net amount recognized[1]	$2.3	$(51.3)	$(17.0)	$(38.9)
1	The net liability recognized for 2022 is $14.7 million ($90.2 million in 2021), of which an amount of $20.6 million ($90.2 million in 2021) is included in “Other liabilities” and $5.9 million (none in 2021) is included in “Other assets”.

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2022	2021	2020	2022	2021	2020
Actuarial gain (loss) on benefit obligations	$211.7	$60.0	$(82.1)	$21.2	$5.5	$(6.3)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(84.9)	42.4	27.4	—	—	—
Asset limit and minimum funding adjustment	(70.7)	—	—	—	—	—
Re-measurement gain (loss) recorded in other comprehensive income (loss)	$56.1	$102.4	$(54.7)	$21.2	$5.5	$(6.3)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2022	2021	2020	2022	2021	2020
Employee costs:
Service costs	$22.7	$27.0	$26.1	$0.9	$1.7	$1.6
Plan amendments, administrative fees and other	0.6	0.5	0.6	(2.0)	(3.8)	(3.2)
Interest on net defined benefit liability	2.0	4.2	3.2	1.1	1.2	1.2
Net benefit costs (gain)	$25.3	$31.7	$29.9	$–	$(0.9)	$(0.4)

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2022, 2021 and 2020 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2022	2021	2020
Benefit obligations
Rates as of year-end:
Discount rate	5.10%	3.00%	2.50%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.00%	2.50%	3.10%
Rate of compensation increase	3.00	3.00	3.00